Financial Instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Cash flow hedging reserve description	The related hedge transactions for balance in cash flow hedging reserves as at March 31, 2022 are expected to occur and be reclassified to the consolidated statement of income over a period of one year.
Description of concentration of risk	No single customer accounted for more than 10% of the accounts receivable as at March 31, 2021 and 2022, or revenues for the year ended March 31, 2020, 2021 and 2022.
Cumulative gain in OCI on sale of investments	₨ 2,848	₨ 884
Investments sold during the year [member]
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year	1,256	7,573
Interest rate risk [member] | Floating Interest Rate [member]
Disclosure of detailed information about financial instruments [line items]
Annual interest expense	951
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Decrease/increase in the fair value of foreign currency dollar denominated derivative instruments	₨ 1,210	₨ 1,525
Increase/decrease in respective foreign currencies compared to functional currency	1.00%	1.00%
Increase in spot exchange rate of the Indian rupee with the U.S. dollar	₨ 1
Decrease in spot exchange rate of the Indian rupee with the U.S. dollar	1
Currency risk [member] | Indian Rupee [member]
Disclosure of detailed information about financial instruments [line items]
Increase in the fair value of foreign currency dollar denominated derivative instruments	3,165
Decrease in the fair value of foreign currency dollar denominated derivative instruments	3,159
Increase in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,366
Decrease in the fair value of foreign currency dollar denominated derivative instruments in statement of income	1,366
Increase in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	1,799
Decrease in the fair value of foreign currency dollar denominated derivative instruments in other comprehensive income	₨ 1,793